Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation [Abstract]
Summary Of Stock Option Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at beginning of year	621,396	$1.56
Granted	-	-
Exercised	-	-
Expired	(1,000)	52.10
Cancelled or Forfeited	(53,700)	1.41
Outstanding at end of period	566,696	$1.48	7.4	$-

Expected to vest	105,002	$1.44	7.7	$-

Exercisable at end of period	461,694	$1.49	7.3	$-

Information related to the Plans

	2015	2014
Intrinsic value of options exercised	$-	$-
Cash received from option exercises	-	-
Tax benefit realized from option exercises	-	-
Weighted average fair value of options granted	$0.00	$0.00

Summary of changes in the Company's nonvested restricted shares

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2015	-	$-
Granted	200,500	1.37
Vested	-	-
Forfeited	-	-
Nonvested at December 31, 2015	200,500	$1.37